Acquisitions And Divestitures Other (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payments to Acquire Productive Assets	$ 779	$ 605	$ 642
2012-2013 Restructuring Program [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Sale of Buildings		20
Gain (Loss) on Disposition of Property Plant Equipment		11
Delphi Packard Electric Systems Co., LTD [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payments to Acquire Productive Assets		$ 174